Non-operating expenses	12 Months Ended
Dec. 31, 2019
Other Expense, Nonoperating [Abstract]
Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Foreign exchange losses	2,401	1,984	477
Financial charges	341	104	1,120
Interest expense	643	244	-
Other components of defined benefit plans, net	132	140	143
Other	153	354	11
Total non-operating expenses from continuing operations	3,670	2,826	1,751